Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Assets and Liabilities, Lessee
The classification of our operating and finance leases in the consolidated balance sheets is as follows:

		December 31,
($ in millions)	Balance Sheet Classification	2021	2020
Assets:
Operating ROU asset	Operating lease right-of-use assets	283	288
Finance ROU asset, net (1)	Other non-current assets	29	33
Total lease assets		312	321

Liabilities:
Operating lease liability, current	Other current liabilities	39	44
Finance lease liability, current	Other current liabilities	10	11
Operating lease liability, non-current	Operating lease liabilities	269	266
Finance lease liability, non-current	Other non-current liabilities	27	31
Total lease liabilities		344	352
(1) Finance ROU assets are recorded net of accumulated amortization of $24 million and $16 million at December 31, 2021 and 2020, respectively.

Lease, Cost
Weighted-average lease terms and discount rates are as follows:

	December 31,
	2021	2020	2019
Weighted-Average Remaining Lease Term (in years)
Operating leases	8.47	8.32	8.80
Finance leases	4.73	5.13	6.01
Weighted-Average Discount Rate
Operating leases	6.71%	7.01%	7.74%
Finance leases	4.98%	5.16%	5.45%

Components of lease expense are as follows:

	For the year ended December 31,
($ in millions)	2021	2020	2019
Operating lease costs	71	72	76
Finance lease costs (1)	13	11	10
Variable lease costs (2)	23	23	22
(1) Includes amortization of ROU assets of $11 million, $9 million, and $8 million for the years ended December 31, 2021, 2020, and 2019, respectively and interest on lease liabilities of $2 million, $2 million, and $2 million, for the years ended December 31, 2021, 2020, and 2019, respectively.
(2) Includes immaterial amounts related to short-term leases and sublease income.

Lessee, Operating Lease, Liability, Maturity
Maturities of operating and finance lease liabilities at December 31, 2021 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2022	57	11	69
2023	52	9	60
2024	48	6	55
2025	44	6	49
2026	39	5	44
Thereafter	170	4	174
Total lease payments	410	41	451
Less: Imputed interest	(102)	(5)	(107)
Present value of lease liabilities	307	37	344
(1) The maturities above exclude leases that have not yet commenced. We have committed rental payments of $8.9 million for leases that will commence in 2022 with lease terms ranging from 7-9 years.

Finance Lease, Liability, Maturity
Maturities of operating and finance lease liabilities at December 31, 2021 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2022	57	11	69
2023	52	9	60
2024	48	6	55
2025	44	6	49
2026	39	5	44
Thereafter	170	4	174
Total lease payments	410	41	451
Less: Imputed interest	(102)	(5)	(107)
Present value of lease liabilities	307	37	344
(1) The maturities above exclude leases that have not yet commenced. We have committed rental payments of $8.9 million for leases that will commence in 2022 with lease terms ranging from 7-9 years.

Cash Flow and Non-Cash Activity, Leases
Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ in millions)	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	67	68	74
Finance cash flows from finance leases	13	10	8

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	5	34	13
Finance leases	7	6	9